Maturity and Credit Rating of Reference Entities (Detail) (KRW) In Millions	Dec. 31, 2009 AAA to BBB-		Dec. 31, 2010 AA to CCC-
Derivative Instruments, Gain (Loss) [Line Items]
Less than One Year	137,628	[1]	37,978	[1]
One to Five Years	60,642	[1]	49,764	[1]
Over Five Years		[1]		[1]
Total Notional Amount	198,270	[1]	87,742	[1]
Fair Value Asset (Liability)	2,656	[1],[2]	(73)	[1],[2]

[1]	The Group considers ratings of BBB- or higher to meet the definition of investment grade.
[2]	Represents the netted amount of credit default swaps included in protection sell contracts amounting to (Won)(73) million